16 Cash and cash equivalents and cash flow supporting notes (Details 2) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DiscloureOfCashAndCashEquivalentsAndCashFlowSupportingNotesLineItems [Line Items]
Beginning	£ 6,082	£ 1,252	£ 6,546
Cash Flows	(6,440)	4,548	(5,885)
Foreign Exchange	275	(71)	300
Fair value changes	1,176	(1,139)
Adoption of IFRS16 leases		546
Effect of modification to lease term - IFRS 16	(788)	(82)
New leases		900	244
Loans and borrowings classified as non-current 31 December 2018 becoming current in 2019
Transfer to grant income		(14)
Interest accruing in period	(45)	142	47
Ending	260	6,082	1,252
Non-current liabilities, borrowings [member]
DiscloureOfCashAndCashEquivalentsAndCashFlowSupportingNotesLineItems [Line Items]
Beginning	5,670	884	6,185
Cash Flows	(6,182)	5,575	(5,580)
Foreign Exchange	252	(42)	296
Fair value changes	1,176	(1,139)
Adoption of IFRS16 leases		163
Effect of modification to lease term - IFRS 16	(877)
New leases		805	168
Loans and borrowings classified as non-current 31 December 2018 becoming current in 2019	51	(685)	(232)
Transfer to grant income
Interest accruing in period	(30)	108	47
Ending	60	5,670	884
Current liabilities, borrowings [member]
DiscloureOfCashAndCashEquivalentsAndCashFlowSupportingNotesLineItems [Line Items]
Beginning	412	368	361
Cash Flows	(258)	(1,027)	(305)
Foreign Exchange	23	(29)	4
Fair value changes
Adoption of IFRS16 leases		383
Effect of modification to lease term - IFRS 16		(82)
New leases	89	95	76
Loans and borrowings classified as non-current 31 December 2018 becoming current in 2019	(51)	685	232
Transfer to grant income		(14)
Interest accruing in period	(15)	34
Ending	£ 200	£ 412	£ 368